SCHEDULE OF OTHER RECEIVABLES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
GST receivable	$ 33,424	$ 64,254
Due from utility companies	45,570	45,570
Other	9,600	10,480	66,000
Other receivables (short term)	88,594	120,304	66,000
PJ Finn	752,765	718,198
Richard Evans	15,216	14,518
Other Receivables (long term)	767,982	732,716
Total Other Receivables	$ 856,576	$ 853,020	$ 66,000